Plant and equipment - Additional information (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 29, 2017	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 16, 2017 CAD ($) shares	Oct. 16, 2017 CNY (¥) shares	Sep. 27, 2017	Sep. 18, 2017 CNY (¥)	Sep. 18, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Amortization expenses			$ 1,603,654	$ 804,206	$ 214,981
Contractual Commitments ForAcquisition Of Property Plant And Equipment, Percentage								10.00%
Actual Cost Of Manufacturing Production Cost		¥ 40.0	$ 6,200,000
Percentage Of Termination of Share Pledged		100.00%	100.00%
Prototype and mass production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of asset written off			$ 289,759
Useful life of prperty, plant and equipment		3 years	3 years
Depreciable period		3 years	3 years
Amortization expenses			$ 903,756	$ 0	$ 0
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Description Of Manufacturing Commence Percentage	payable as to 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds and 10% upon delivery to the Company of the first production vehicle. As at December 31, 2020, the Company has commenced commercial production and delivered the first production vehicle. Therefore, the Company has paid 100% of the prototype tooling and molds with an actual cost of CNY ¥10.1 million ($1.7 million) and 80% of the mass production tooling and molds
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost									¥ 9.5	$ 1,400,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost									¥ 29.0	$ 4,300,000
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost						$ 1.4	¥ 9.5
Share pledge agreement common shares | shares						400,000	400,000